SUBSEQUENT EVENTS - Events Occurring After Closing Date and Prior to Issuance of Financial Statements (Detail) $ in Thousands	May 23, 2025 USD ($) Rate	May 07, 2025 USD ($) Rate	Apr. 29, 2025 USD ($) Rate	Apr. 25, 2025 USD ($) Rate	Mar. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions					$ 517,648,489	$ 479,636,814
Issuance Of Negotiable Obligations | Banco Galicia | XXIV
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions			$ 12,195,456,000
Term			6 months
Rate | Rate			2.65%
Issuance Of Negotiable Obligations | Banco Galicia | XXV
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions			$ 53,701,755,000
Term			12 months
Rate | Rate			3.50%
Issuance Of Negotiable Obligations | Banco Galicia | XXVI
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions		$ 128,025,000
Term		205 days
Rate | Rate
Issuance Of Negotiable Obligations | Banco Galicia | XXVII
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions	$ 68,703,000
Term	7 months
Rate | Rate	4.00%
Issuance Of Negotiable Obligations | Banco Galicia | XXVIII
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions	$ 71,872,000
Term	12 months
Rate | Rate	5.90%
Issuance Of Negotiable Obligations | Tarjeta Naranja S.A.U. | LXIV- Serie I
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions				$ 32,685,000
Term				24 months
Rate | Rate				7.90%
Issuance Of Negotiable Obligations | Tarjeta Naranja S.A.U. | LXIV- Serie II
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions				$ 45,000,000
Term				6 months
Rate | Rate
Issuance Of Negotiable Obligations | Tarjeta Naranja S.A.U. | LXIV- Serie III
Disclosure of Events After Reporting Period [line items]
Financing Received from the Argentine Central Bank and Other Financial Institutions				$ 85,072,998,000
Term				12 months
Rate | Rate				4.50%